Discontinued Operations And Other Dispositions	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Other Dispositions [Abstract]
Discontinued Operations And Other Dispositions

Note 3 – Discontinued Operations and Other Dispositions

Discontinued Operations – In September 2012, the Company began to market for sale its water and wastewater operations in Florida, which serve approximately 38,000 customers, and the Company’s waste water treatment facility in Georgia.  In December 2012, the Company entered into a definitive agreement to sell 80 of its water and wastewater systems in Florida to the Florida Governmental Utility Authority for cash at closing of $49,200, which is subject to certain adjustments.  These 80 systems represent approximately 56% of our customers served in Florida.  This transaction is expected to close in the first half of 2013.  In addition, we are holding discussions with interested parties for the sale of the remainder of our Florida water and wastewater operations.   The Company has accounted for these operations as business held for sale.  The sale of the Company’s water and wastewater operations in Florida and Georgia will conclude the Company’s operations in these states.

In July 2011, the Company entered into a definitive agreement with Connecticut Water Service, Inc. to sell its operations in Maine, which served approximately 16,000 customers, for cash at closing plus certain assumed liabilities, including debt of $17,364.  On January 1, 2012, the Company completed the sale for net proceeds of $36,870, and recognized a gain on sale of $17,699 ($10,821 after-tax).  In 2011, the Company recognized additional income tax expense of $4,008 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua Maine subsidiary.

In July 2011, the Company entered into a definitive agreement with American Water to sell its operations in New York for its book value at closing plus certain assumed liabilities, including debt of approximately $23,000.  On May 1, 2012, the Company completed the sale for net proceeds of $36,688 in cash as adjusted pursuant to the sale agreement based on book value at closing.  In 2012, the Company recognized a loss on sale of $2,736 ($1,874 after-tax), resulting from charges incurred from the sale.  In 2011, the Company recognized additional income tax expense of $3,245 for the additional deferred tax liabilities that arise from the difference between the stock and tax basis of the Company’s investment in its Aqua New York subsidiary.  The Company’s New York operations served approximately 51,000 customers.

The operating results, cash flows, and financial position of the Company’s subsidiaries named above have been presented in the Company’s consolidated statements of net income, consolidated statements of cash flow, and consolidated balance sheets as discontinued operations.

A summary of discontinued operations presented in the consolidated statements of net income includes the following:

	Years Ended
	December 31,
	2012	2011	2010
Operating revenues	$31,458	$67,391	$65,886
Total operating expenses	24,286	49,617	51,144
Operating income	7,172	17,774	14,742
Other (income) expense:
Gain on sale	(17,699)	-	-
Loss on sale	2,981	-	-
Other expenses, net	1,397	3,495	1,992
Income from discontinued operations before income taxes	20,493	14,279	12,750
Provision for income taxes	8,017	12,893	5,154
Income from discontinued operations	$12,476	$1,386	$7,596

The assets and liabilities of discontinued operations presented in the consolidated balance sheets include the following:

	December 31,
	2012	2011
Property, plant and equipment, at cost	$128,463	$299,689
Less: accumulated depreciation	48,856	104,889
Net property, plant and equipment	79,607	194,800
Current assets	4,656	16,341
Regulatory assets	2,034	36,656
Goodwill	-	12,316
Other assets	126	2,948
Assets of discontinued operations held for sale	86,423	263,061

Long-term debt, excluding current portion	-	40,326
Current liabilities	2,074	8,235
Deferred income taxes and investment tax credits	5,166	28,690
Contributions in aid of construction	15,560	25,940
Other liabilities	837	33,980
Liabilities of discontinued operations held for sale	23,637	137,171

Net assets	$62,786	$125,890

Other Dispositions – The following dispositions have not been presented as discontinued operations in the Company’s consolidated financial statements as the Company does not believe that disclosure of the following disposed water and wastewater utility systems as discontinued operations is meaningful to the reader of the financial statements for making investment decisions either individually or in the aggregate.  The gains disclosed below are reported in the consolidated statements of net income as a reduction to operations and maintenance expense.

In June 2011, the Company sold a water and wastewater utility system for net proceeds of $4,106.  The sale resulted in the recognition of a gain on the sale, net of expenses, of $2,692, and is reported in the consolidated statement of income as a reduction to operations and maintenance expense.  The utility systems represented approximately 0.03% of the Company’s total assets.

In May 2011, the Company sold its regulated water and wastewater operations in Missouri for net proceeds of $3,225.  This sale of the Company’s Missouri operations concluded its regulated utility operations in Missouri.  The sale of the Company’s utility operations in Missouri represented approximately 0.07% of the Company’s total assets.

In January 2011, the Company sold a water and wastewater utility system for net proceeds of $3,118.  The sale resulted in the recognition of a gain on the sale of these assets, net of expenses, of $2,452.  The gain is reported in the consolidated statement of income as a reduction to operations and maintenance expense.    The utility system represented approximately 0.01% of the Company’s total assets.

In December 2010, the Company sold a wastewater utility system for net proceeds of $120.  The utility system represented less than 0.01% of the Company’s total assets.

The City of Fort Wayne, Indiana (“the City”) has authorized the acquisition by eminent domain of the northern portion of the utility system of one of the Company’s operating subsidiaries in Indiana.  In January 2008, the Company reached a settlement with the City to transition the northern portion of the system in February 2008 upon receipt of the City’s initial valuation payment of $16,911.  The settlement agreement specifically stated that the final valuation of the northern portion of the Company’s system will be determined through a continuation of the legal proceedings that were filed challenging the City’s valuation.  On February 12, 2008, the Company turned over the northern portion of the system to the City upon receipt of the initial valuation payment.  The proceeds received by the Company are in excess of the book value of the assets relinquished.  No gain has been recognized due to the contingency over the final valuation of the assets.  The net book value of the assets relinquished has been removed from the consolidated balance sheet and the difference between the net book value and the initial payment received has been deferred and is recorded in other accrued liabilities on the Company’s consolidated balance sheet.  Once the contingency is resolved and the asset valuation is finalized, through the finalization of the litigation between the Company and the City of Fort Wayne, the amounts deferred will be recognized in the Company’s consolidated income statement.  On March 16, 2009, oral argument was held on certain procedural aspects with respect to the valuation evidence that may be presented and whether the Company is entitled to a jury trial.  On October 12, 2010, the Wells County Indiana Circuit Court ruled that the Company is not entitled to a jury trial, and that the Wells County judge should review the City of Fort Wayne Board of Public Works’ assessment based upon a “capricious, arbitrary or an abuse of discretion” standard.  The Company disagreed with the Court’s decision and appealed the Wells County Indiana Circuit Court’s decision to the Indiana Court of Appeals.    On January 13, 2012, the Indiana Court of Appeals reached a decision denying the Company’s appeal.  On February 10, 2012, the Company filed a petition for transfer requesting that the Indiana Supreme Court review the matter.  That petition is currently pending.  The Company continues to evaluate its legal options with respect to this decision.  Depending upon the outcome of all of the legal proceeding the Company may be required to refund a portion of the initial valuation payment, or may receive additional proceeds.  The northern portion of the utility system relinquished represents approximately 0.40% of the Company’s total assets.  In addition, in December 2012, the Fort Wayne City Council considered an ordinance that sought to declare it a “public convenience and necessity” to acquire the Company's utility system located in the southwest section of the City and, if negotiations with Fort Wayne officials were to fail, to condemn the Company's utility system.  The first public hearing on the ordinance was held on January 22, 2013 and a subsequent hearing scheduled for February 5, 2013 was not held due to ongoing settlement discussions between the parties.  The Company will continue to evaluate all of its legal options.